SUPPLEMENTAL CASH FLOW DISCLOSURE (Changes in non-cash working capital balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Cash flow statement [Abstract]
Trade accounts receivable	$ (87,325)	$ (134,372)
Income taxes	10,578	27,588
Inventories	(117,169)	(20,823)
Prepaid expenses, deposits and other current assets	29,065	(11,435)
Accounts payable and accrued liabilities	153,674	73,121
Changes in working capital balances (note 24(c))	$ (11,177)	$ (65,921)